EMPLOYEE BENEFITS	12 Months Ended
Dec. 31, 2024
Disclosure of information about defined benefit plans [abstract]
EMPLOYEE BENEFITS	EMPLOYEE BENEFITS
Employee benefits are recognized in general and administrative expenses in the consolidated statements of profit or loss and comprehensive income (loss), and for the years ended December 31, 2024, 2023 and 2022, consisted of the following:

	2024	2023	2022

Short-term employee benefits	$4,765,708	$2,961,866	$2,126,750
Share-based payment expense	2,060,666	—	—
Severances	—	17,506	247,860
Total	$6,826,374	$2,979,372	$2,374,610